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                       ALLMERICA INVESTMENT TRUST (THE "TRUST")
         SUPPLEMENT EFFECTIVE AUGUST 20, 1997 TO PROSPECTUS DATED MAY 1, 1997




    The second sentence of the cover page of the Trust's Prospectus dated May 1, 1997 is amended to read as follows:

    The ten separate portfolios of the Trust (collectively, the "Funds" and individually, the "Fund") currently offered by this Prospectus are as follows:

                            SELECT AGGRESSIVE GROWTH FUND
                           SELECT CAPITAL APPRECIATION FUND
                           SELECT INTERNATIONAL EQUITY FUND
                                  SELECT GROWTH FUND
                                     GROWTH FUND
                                  EQUITY INDEX FUND
                                  SELECT INCOME FUND
                             INVESTMENT GRADE INCOME FUND
                                 GOVERNMENT BOND FUND
                                  MONEY MARKET FUND






Dated:    August 20, 1997